Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000248938 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000248938 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248938 | J.P. Morgan Securities LLC Repurchase agreementFR_922JUL005_3.760000_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.741246_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248938 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000248938 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000248938 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000246985 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000246985 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246985 | J.P. Morgan Securities LLC Repurchase agreementFR_922JUL005_3.760000_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.741246_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246985 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000246985 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000246985 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000176976 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176976 | BofA Securities, Inc., Repurchase agreementFR_922URC004_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176976 | BofA Securities, Inc., Repurchase agreementFR_922URC004_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176976 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176976 | U.S. Treasury Floating Rate NotesFR_91282CPX3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176976 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000176976 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000176976 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000007336 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000007336 | MUFG Securities Americas, Inc., Repurchase agreementFR_985FHY004_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007336 | U.S. Treasury BillsFR_912797UW5_0.010000_2026-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007336 | U.S. Treasury BillsFR_912797TP2_0.010000_2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007336 | Federal Home Loan Bank Discount NotesFR_313385A22_3.545000_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007336 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000007336 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000007336 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000164453 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164453 | Barclays Bank PLC Repurchase agreementFR_0673PA005_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000164453 | DZ Bank AG Deutsche Zentral-GenossenschaftsbankFR_26821ME17_3.610000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164453 | ABN AMRO Bank NVFR_ATD223VL0_3.580000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164453 | Mizuho Bank LtdFR_ATD2247V3_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164453 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000164453 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164453 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000164453 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000164452 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164452 | Barclays Bank PLC Repurchase agreementFR_0673PA005_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000164452 | DZ Bank AG Deutsche Zentral-GenossenschaftsbankFR_26821ME17_3.610000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164452 | ABN AMRO Bank NVFR_ATD223VL0_3.580000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164452 | Mizuho Bank LtdFR_ATD2247V3_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164452 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000164452 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164452 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000164452 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000271489 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000271489 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.742246_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271489 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.803246_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000271489 | U.S. Treasury BillsFR_912797TL1_3.6544
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000271489 | U.S. Treasury BillsFR_912797QN0_0.010000_2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.742246_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.803246_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248579 | U.S. Treasury BillsFR_912797TL1_3.6544
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248579 | U.S. Treasury BillsFR_912797QN0_0.010000_2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.742246_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.803246_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248580 | U.S. Treasury BillsFR_912797TL1_3.6544
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248580 | U.S. Treasury BillsFR_912797QN0_0.010000_2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.742246_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.803246_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250059 | U.S. Treasury BillsFR_912797TL1_3.6544
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250059 | U.S. Treasury BillsFR_912797QN0_0.010000_2026-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000167199 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000167199 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167199 | J.P. Morgan Securities LLC Repurchase agreementFR_922JUL005_3.760000_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.741246_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167199 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000167199 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000167199 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000167200 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000167200 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167200 | J.P. Morgan Securities LLC Repurchase agreementFR_922JUL005_3.760000_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.741246_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167200 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000167200 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000167200 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007334 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007334 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007334 | Barclays Bank PLC Repurchase agreementFR_0673PA005_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.803246_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007334 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000007334 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000051800 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000051800 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000051800 | Barclays Bank PLC Repurchase agreementFR_0673PA005_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.803246_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051800 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000051800 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000200717 | General Motors Financial Co., IncFR_37046UE15_3.850000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200717 | GMF Floorplan Owner Revolving TrustFR_361886DM3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200717 | Southern Co.FR_842587CV7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200717 | GM Financial Revolving Receivables TrustFR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200717 | Humana, Inc.FR_44486JE13_3.930000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200717 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200717 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200717 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000200717 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000200719 | General Motors Financial Co., IncFR_37046UE15_3.850000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200719 | GMF Floorplan Owner Revolving TrustFR_361886DM3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200719 | Southern Co.FR_842587CV7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200719 | GM Financial Revolving Receivables TrustFR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200719 | Humana, Inc.FR_44486JE13_3.930000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200719 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200719 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200719 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000200719 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000200718 | General Motors Financial Co., IncFR_37046UE15_3.850000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200718 | GMF Floorplan Owner Revolving TrustFR_361886DM3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200718 | Southern Co.FR_842587CV7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200718 | GM Financial Revolving Receivables TrustFR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200718 | Humana, Inc.FR_44486JE13_3.930000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200718 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200718 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200718 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000200718 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000167202 | Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase agreementFR_85748R009_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000167202 | J.P. Morgan Securities LLC Repurchase agreementFR_45599P007_3.650000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.825246_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167202 | J.P. Morgan Securities LLC Repurchase agreementFR_922JUL005_3.760000_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.741246_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167202 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000167202 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000167202 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	46.40%